CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 374,248	$ 444,761
Restricted cash and cash equivalents	21,593	371,332
Short-term deposits	192,535	1,061,011
Restricted short-term deposits	7,182	20,722
Short-term investments	613,702	288,589
Accounts receivable, net of allowance of US$20,938 and US$21,023 as of December 31, 2024 and 2025, respectively	154,439	121,861
Amounts due from related parties, net of allowance of US$1 and nil as of December 31, 2024 and 2025, respectively	$ 106	$ 467
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party
Prepayments and other current assets, net of allowance of US$20,486 and US$20,884 as of December 31, 2024 and 2025, respectively	$ 255,566	$ 247,538
Total current assets	1,619,371	2,556,281
Non-current assets
Long-term deposits and held-to-maturity investments	2,059,386	1,124,308
Deferred tax assets	9,782	2,563
Investments	551,802	530,685
Property and equipment, net	565,124	499,723
Land use rights, net	301,390	303,115
Intangible assets, net	221,963	277,257
Right-of-use assets, net	21,241	20,457
Goodwill	2,194,358	2,194,324
Other non-current assets	8,071	19,084
Total non-current assets	5,933,117	4,971,516
Total assets	7,552,488	7,527,797
Current liabilities (including amounts of the consolidated VIEs without recourse to the Company of US$190,356 and US$137,979 as of December 31, 2024 and 2025, respectively)
Accounts payable	71,551	84,015
Deferred revenue	61,713	66,813
Advances from customers	5,408	4,031
Income taxes payable	64,533	78,304
Accrued liabilities and other current liabilities	626,678	2,393,923
Amounts due to related parties	$ 24,472	$ 1,378
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party
Lease liabilities due within one year	$ 8,939	$ 10,775
Short-term loans	10,672	34,853
Total current liabilities	873,966	2,674,092
Non-current liabilities (including amounts of the consolidated VIEs without recourse to the Company of US$14,259 and US$15,688 as of December 31, 2024 and 2025, respectively)
Lease liabilities	12,029	9,948
Deferred revenue	9,522	12,635
Deferred tax liabilities	54,941	47,631
Total non-current liabilities	76,492	70,214
Total liabilities	950,458	2,744,306
Commitments and contingencies (Note 30)
Mezzanine equity	25,333	23,733
Shareholders' equity
Treasury Shares (US$0.00001 par value; 603,177,267 and 633,551,270 shares held as of December 31, 2024 and December 31, 2025, respectively)	(1,302,098)	(1,223,186)
Additional paid-in capital	3,315,070	3,345,536
Statutory reserves	37,869	40,500
Retained earnings	4,699,089	2,796,745
Accumulated other comprehensive loss	(208,093)	(247,615)
Total JOYY Inc.'s shareholders' equity	6,541,847	4,711,990
Non-controlling interests	34,850	47,768
Total shareholders' equity	6,576,697	4,759,758
Total liabilities, mezzanine equity and shareholders' equity	7,552,488	7,527,797
Class A common shares
Shareholders' equity
Common shares	7	7
Class B common shares
Shareholders' equity
Common shares	$ 3	$ 3